Consideration Paid for SEPCO Group and Fair Value of Assets Acquired and Liabilities Assumed (Detail) (SEPCO Communications Pty Ltd, INR) In Millions, unless otherwise specified	1 Months Ended
May 30, 2011
SEPCO Communications Pty Ltd
Consideration
Cash	2,806
Fair value of Company's previously held interest prior to business combination	11,821
Business acquisition aggregate purchase consideration transferred including equity interest in acquiree held prior to combination	14,627